Supplement to the
Fidelity® Advisor Aggressive Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2008
Prospectus

Effective January 29, 2009, Fidelity Advisor Aggressive Growth Fund will be renamed Fidelity Advisor Growth Strategies Fund.

AAG-08-01 December 1, 2008
1.756189.124

Supplement to the
Fidelity® Advisor Aggressive Growth Fund
Institutional Class
January 29, 2008
Prospectus

Effective January 29, 2009, Fidelity Advisor Aggressive Growth Fund will be renamed Fidelity Advisor Growth Strategies Fund.

AAGI-08-01 December 1, 2008
1.756191.118